Advance to Suppliers	12 Months Ended
Dec. 31, 2015
Advance to Suppliers
Advance to Suppliers

8.Advance to Suppliers

Advances to suppliers consisted of the following:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Advance to granaries (note (i))	52,268,983	343,839,565	52,950,530
Others	308,530	1,158,618	178,425

Total advance to suppliers	52,577,513	344,998,183	53,128,955

Note (i):Advance to granaries represents corn cost paid but related materials and services have not been provided to the Company.